Acquisitions - Narrative (Details) - USD ($) $ in Millions				12 Months Ended
	Dec. 27, 2023	Jun. 26, 2023	Jul. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Business Acquisition [Line Items]
Purchase of feature film titles					200
Film cost					$ 191.4
Film, monetized in film group, amortization expense		$ 10.0	$ 10.0	$ 1,347.8	1,649.3	$ 1,497.5	$ 171.4
Aggregate cash price	$ 385.1
Acquisition related costs				$ 9.4
Finite-lived intangible asset, useful life				5 years
Loss before income taxes				$ (72.7)	5.4	11.2
Revenue				2,986.4	$ 3,083.8	$ 2,716.3
E One
Business Acquisition [Line Items]
Loss before income taxes				113.8
Revenue				$ 4.9
Minimum
Business Acquisition [Line Items]
Estimated useful life				5 years
Finite-lived intangible asset, useful life				5 years
Maximum
Business Acquisition [Line Items]
Estimated useful life				10 years
Finite-lived intangible asset, useful life				15 years